UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                             (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:      317-917-7000

Date of fiscal year end:  12/31_

Date of reporting period:    9/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

3 to 1 Diversified Equity Fund
Schedule of Investments
September 30, 2010
(Unaudited)

Common Stocks - 95.49%	Shares	Value

Aerospace/Defense Equipment - 0.92%
BBA Aviation PLC (a)	49,968	$148,345
Boeing Co. / The	5,090	338,689
		487,034

Airlines - 0.45%
Continental Airlines, Inc. - Class B (a)	9,710	241,196

Banks - 5.00%
Banco Santander SA (a)	20,158	256,402
Bank of America Corp.	23,775	311,690
Bank Sarasin & Cie AG - Class B	3,954	153,797
Citigroup, Inc. (a)	62,620	244,218
DBS Group Holdings, Ltd.	13,545	144,991
Julius Baer Group, Ltd.	6,309	230,997
Societe Generale	9,101	524,945
Sumitomo Mitsui Financial Group, Inc.	8,018	233,418
UBS AG (a)	11,258	192,214
UniCredit SpA (a)	141,207	361,071
		2,653,743

Batteries/Battery Systems - 0.57%
Energizer Holdings, Inc. (a)	3,170	213,119
Saft Groupe S.A. (a)	2,331	91,014
		304,133

Breweries - 0.51%
Carlsberg A/S - Class B	2,600	271,493

Chemicals - 3.19%
Albemarle Corp.	7,969	373,029
Bayer AG	4,239	295,606
Mosaic Co., / The	6,835	401,625
NewMarket Corp.	5,488	623,876
		1,694,136

Consumer Products - 1.87%
Johnson & Johnson	5,365	332,415
Knoll, Inc.	14,060	218,071
Nippon Electric Glass Co., Ltd.	12,000	163,467
Procter & Gamble Co. / The	3,515	210,795
Shenzhou International Group	54,000	65,942
		990,690

Construction Materials & Services - 0.90%
Astaldi S.p.A. (a)	18,863	135,841
Buzzi Unicem S.p.A.	6,442	68,159
Buzzi Unicem S.p.A. - Risparmio Shares	4,491	27,008
Martin Marietta Materials, Inc.	3,182	244,919
		475,927

Diversified Conglomerates - 1.13%
Jardine Matheson Holdings, Ltd.	8,394	378,905
Swire Pacific, Ltd. - Class A	16,000	220,322
		599,227

Electric Power - 1.63%
AES Corp. (a)	21,775	247,146
Electricite de France (EDF SA)	3,514	151,788
International Power plc	30,523	186,620
Iren S.p.A.	160,923	278,791
		864,345

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2010
(Unaudited)

Common Stocks - 95.49% - continued	Shares	Value

Electronics - 5.50%
Advanced Micro Devices, Inc. (a)	47,170	$335,379
Canon, Inc.	3,900	181,835
De La Rue plc	6,052	62,990
Emerson Electric Co.	5,985	315,170
Intel Corp.	30,085	578,534
International Business Machines Corp. (IBM)	5,590	749,843
LG Electronics, Inc.	1,388	116,980
Micrel, Inc.	21,041	207,464
Prysmian SpA (a)	7,685	140,588
Synaptics, Inc. (a)	8,254	232,268
		2,921,051

Finance - 0.37%
Western Union Co. / The	11,085	195,872

Firearms - 0.36%
Sturm, Ruger & Co, Inc.	14,076	191,997

Food & Beverages - 4.08%
Coca-Cola Co. / The	18,860	1,103,687
Constellation Brands, Inc. - Class A (a)	14,734	260,644
Dr Pepper Snapple Group, Inc.	8,220	291,974
Nestle SA (a)	9,562	512,381
		2,168,686

Gold, Platinum & Silver - 7.61%
Barrick Gold Corp.	17,565	813,084
Coeur d'Alene Mines Corp. (a)	18,085	360,253
Goldcorp, Inc.	14,765	642,573
Newmont Mining Corp.	19,333	1,214,306
NovaGold Resources, Inc. (a)	46,610	407,371
Silver Wheaton Corp. (a)	22,670	604,155
		4,041,742

Healthcare - 1.52%
Fresenius Medical Care AG & Co.	5,239	323,893
Owens & Minor, Inc.	8,529	242,735
Tenet Healthcare Corp. (a)	50,613	238,893
		805,521

Import/Export - 1.24%
DP World, Ltd.	178,303	92,539
ITOCHU Corp.	30,600	279,847
Mitsui & Co., Ltd.	19,100	283,962
		656,348

Insurance - 6.01%
Alleghany Corp. (a)	827	250,606
Allianz SE	2,274	258,044
Allstate Corp. / The	14,735	464,889
Fondiaria - Sai S.p.A. - Risparmio Shares	19,336	123,277
ING Groep N.V. (a) (b)	30,915	321,183

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2010
(Unaudited)

Common Stocks - 95.49% - continued	Shares	Value

Insurance - 6.01% - continued
Investors Title Co.	3,192	$108,528
MBIA, Inc. (a)	33,944	341,137
Montpelier Re Holdings, Ltd.	21,660	375,151
Tokio Marine Holdings, Inc.	10,100	272,267
Wesco Financial Corp.	404	144,693
White Mountains Insurance Group, Ltd.	848	261,574
Zurich Financial Services AG (a)	1,140	268,736
		3,190,085

Leisure & Entertainment - 4.42%
Carnival plc	8,016	316,042
City Developments, Ltd.	8,000	77,607
Kangwon Land, Inc.	6,130	133,325
Las Vegas Sands Corp. (a)	19,165	667,900
MGM Resorts International (a)	49,565	559,093
Sol Melia, S.A. (a)	18,678	167,786
William Hill plc (a)	56,686	148,280
Wynn Resorts, Ltd.	3,200	277,664
		2,347,697

Machinery - 3.98%
Babcock & Wilcox Co. (a)	12,785	272,065
Caterpillar, Inc.	8,690	683,729
Danieli, S.p.A. - Risparmio shares	15,297	196,723
Deere & Co.	9,335	651,396
MAN SE (a)	2,819	308,459
		2,112,372

Metals, Minerals & Mining - 2.31%
BlueScope Steel, Ltd.	31,241	66,548
Freeport-McMoRan Copper & Gold, Inc.	3,400	290,326
Rio Tinto PLC	7,480	438,592
Tredegar Corp.	22,804	432,820
		1,228,286

Petroleum & Natural Gas - 14.43%
ATP Oil & Gas Corp. (a)	29,594	403,958
Atwood Oceanics, Inc. (a)	11,935	363,421
BG Group plc	14,506	255,672
Canadian Natural Resources, Ltd.	14,325	495,645
Continental Resources, Inc. (a)	17,880	828,917
Devon Energy Corp.	3,650	236,301
Enagas (a)	9,731	197,479
Exxon Mobil Corp.	16,725	1,033,438
Galp Energia SGPS, S.A. - Class B	10,405	179,835
Hess Corp.	9,788	578,667
INPEX CORP.	17	79,974
KazMunaiGas Exploration Production (c)	7,200	128,829
Kinder Morgan Management, LLC (a)	6,424	387,046
McMoRan Exploration Co. (a)	23,010	396,002
Murphy Oil Corp.	5,740	355,421
Noble Energy, Inc.	3,540	265,819
Petroleo Brasileiro S.A. (b)	4,965	180,081
Royal Dutch Shell PLC - Class A (a)	13,887	419,280
Suncor Energy, Inc.	20,954	682,053
Tullow Oil plc	9,550	191,722
		7,659,560

Pharmaceutical Preparations - 1.30%
Alnylam Pharmaceuticals, Inc. (a)	12,015	147,544
CSL, Ltd.	2,597	83,106
Roche Holding AG (a)	2,777	381,466
UCB SA	2,216	76,888
		689,004

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2010
(Unaudited)

Common Stocks - 95.49% - continued	Shares	Value

Public Thoroughfares - 0.29%
Atlantia S.p.A. (a)	7,457	$154,741

Real Estate Development and Management - 1.36%
Cheung Kong (Holdings), Ltd.
China Agri-Industries Holdings, Ltd.	86,065	121,949
Kerry Properties, Ltd.	33,361	181,347
Mitsubishi Estate Company, Ltd.	14,000	227,580
Tejon Ranch Co. (a)	8,768	190,003
		720,879

Restaurants & Pubs - 2.18%
Enterprise Inns plc (a)	47,580	80,375
McDonald's Corp.	12,050	897,845
Whitbread PLC (a)	7,144	182,822
		1,161,042

Retail - 5.98%
Abercrombie & Fitch Co.
Barnes & Noble, Inc.	36,145	585,910
Cabela's, Inc. (a)	19,854	376,829
CarMax, Inc. (a)	9,209	256,563
Compagnie Financiere Richemont SA - Class A (a)	3,491	169,056
FamilyMart Co., Ltd.	5,482	196,404
Great Atlantic & Pacific Tea Company, Inc. / The (a)	48,823	193,339
PriceSmart, Inc.	14,700	428,211
Wal-Mart Stores, Inc.	15,235	815,377
WH Smith PLC (a)	21,775	155,506
		3,177,195

Semiconductors - 1.53%
Applied Materials, Inc.	16,585	193,713
Novellus Systems, Inc. (a)	8,970	238,423
SunPower Corp. - Class A (a)	26,350	379,440
		811,576
Services - 7.19%
Advent Software, Inc. (a)	4,300	224,417
Amadeus IT Holding SA - Class A (a)	15,407	283,850
AOL, Inc. (a)	26,621	658,870
Computershare, Ltd.	11,101	104,798
Corrections Corporation of America (a)	18,085	446,338
Eaton Vance Corp.	9,000	261,360
eBay, Inc. (a)	11,125	271,450
Metro Pacific Investments Corp.	1,274,000	108,684
Microsoft Corp.	8,595	210,491
SAIC, Inc. (a)	17,295	276,374
Service Corp. International	42,800	368,936
Shenzhen International Holdings, Ltd.	1,577,500	123,953
Stroer Out-of-Home Media AG (a)	2,782	82,607
ValueClick, Inc. (a)	30,200	395,016
		3,817,144

Telecommunications - 2.56%
Hutchison Telecommunications Hong Kong Holdings, Ltd.	561,005	154,646
Iridium Communications, Inc. (a)	22,374	191,074
Millicom International Cellular S.A.	2,653	254,555
Nippon Telegraph & Telephone Corp.	6,800	296,696
Telefonica S.A. (b)	14,745	365,661
Telstra Corp, Ltd.	39,215	99,481
		1,362,113

Television - 0.39%
Modern Times Group - Class B (a)	2,822	210,689

Tobacco Products - 0.86%
Japan Tobacco, Inc.	74	246,165
Universal Corp.	5,241	210,112
		456,277

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2010
(Unaudited)

Common Stocks - 95.49% - continued	Shares	Value

Toys - 0.90%
Hasbro, Inc.	7,898	$351,540
Nintendo Co., Ltd.	500	124,850
		476,390

Transportation - 2.95%
Alexander & Baldwin, Inc.	11,400	397,176
Brink's Co. / The	8,272	190,256
Deutsche Post AG (a)	9,587	174,990
Force Protection, Inc. (a)	47,453	239,163
MTR Corp., Ltd.	46,355	175,252
Old Dominion Freight Line, Inc. (a)	15,295	388,799
		1,565,636

TOTAL COMMON STOCKS (Cost $45,984,197)		50,703,827

Exchange-Traded Funds - 2.00%

iShares Silver Trust (a)	26,830	571,747
SPDR Gold Trust (a)	3,815	487,977

TOTAL EXCHANGE-TRADED FUNDS (Cost $690,216)		1,059,724

Real Estate Investment Trusts - 1.58%

Dexus Property Group	170,830	141,422
First Industrial Realty Trust, Inc. (a)	10,187	51,648
Hatteras Financial Corp.	11,200	318,864
UDR, Inc.	15,405	325,354

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $775,776)		837,288

Money Market Securities - 0.65%

Fidelity Institutional Money Market: Money Market Portfolio - Institutional Shares, 0.29% (d)	141,356	141,356
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (d)	206,012	206,012

TOTAL MONEY MARKET SECURITIES (Cost $347,368)		347,368

TOTAL INVESTMENTS (Cost $47,797,557) - 99.72%		$52,948,207

Other assets less liabilities - 0.28%		146,163

TOTAL NET ASSETS - 100.00%		$53,094,370

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) Variable Rate Security; the money market rate shown represents the rate at September 30, 2010.

Tax Related, excluding foreign currency
Unrealized appreciation		$7,757,508
Unrealized depreciation		(2,606,858)
Net unrealized appreciation		$5,150,650

Aggregate cost of securities for income tax purposes		$47,797,557

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2010
(Unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.67%
Bermuda	2.49%
Brazil	0.34%
Canada	6.88%
Cayman Islands	0.42%
Denmark	0.51%
France	1.45%
Germany	2.72%
Hong Kong	0.98%
Italy	2.12%
Japan	4.88%
Kazakhstan	0.24%
Luxembourg	0.48%
Netherlands	0.61%
Portugal	0.34%
Singapore	0.42%
South Korea	0.47%
Spain	2.40%
Sweden	0.40%
Switzerland	3.60%
United Arab Emirates	0.18%
United Kingdom	4.73%
United States	62.39%
Total	99.72%
Other assets less liabilities	0.28%
Grand Total	100.00%

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
September 30, 2010
(Unaudited)

	Principal
Asset-Backed Securities - 1.87%	Amount	Value

AESOP Funding II, LLC, Class A, 3.630%, 08/20/2014 (b)	$ 100,000	$ 102,685
Centre Point Funding, LLC, 5.430%, 07/20/2016 (b)	91,455	96,843
Chrysler Financial Lease Trust, 3.460%, 09/16/2013 (b)	250,000	250,524
CNH Equipment Trust, Series 2008-B, Class A3A, 4.780%, 07/16/2012	20,935	21,065
Hertz Vehicle Financing, LLC, 2009-2A, Class A1, 4.260%, 03/25/2014 (b)	100,000	104,975
World Financial Network Credit Card Master Trust, Class A, 4.660%, 05/15/2017	70,000	74,800

TOTAL ASSET-BACKED SECURITIES (Cost $637,311)		650,892

Corporate Bonds - 54.58%

AES Corp., 7.750%, 10/15/2015	90,000	96,750
AK Steel Corp., 7.625%, 05/15/2020	40,000	40,700
Alcoa, Inc., 6.150%, 08/15/2020	125,000	128,755
Allis-Chalmers Energy, Inc., 9.000%, 01/15/2014	498,000	505,470
American Capital, Ltd., 8.960%, 12/31/2013	500,000	511,567
American Casino & Entertainment Properties, Inc., 11.000%, 06/15/2014	870,000	852,600
American Railcar Industries, Inc., 7.500%, 03/01/2014	498,000	501,735
American Tower Corp., 4.625%, 04/01/2015	45,000	48,040
Amkor Technologies, Inc., 7.375%, 05/01/2018 (b)	50,000	50,875
Amphenol Corp., 4.750%, 11/15/2014	45,000	48,867
Anadarko Petroleum Corp., 6.375%, 09/15/2017	115,000	126,904
Anheuser-Busch Companies, Inc., 4.500%, 04/01/2018	40,000	43,035
Bear Stearns Co., LLC., 6.400%, 10/02/2017	90,000	104,980
Brocade Communications System, Inc., 6.625%, 01/15/2018	35,000	36,575
Brocade Communications System, Inc., 6.875%, 01/15/2020	15,000	15,825
Cablevision Systems Corp., 7.750%, 04/15/2018	45,000	47,813
Cablevision Systems Corp., 8.000%, 04/15/2020	30,000	32,438
Callon Petroleum Co., 13.000%, 09/15/2016	680,750	686,707
Capmark Financial Group, Inc., 5.875%, 05/10/2012 (c)	2,563,000	873,429
Case New Holland, Inc., 7.750%, 09/01/2013	45,000	49,106
CC Holdings GS V LLC, 7.750%, 05/01/2017 (b)	110,000	122,100
CF Industries, Inc., 6.875%, 05/01/2018	30,000	32,363
CF Industries, Inc., 7.125%, 05/01/2020	30,000	32,888
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/2019 (b)	60,000	76,061
CIT Group, Inc., 7.000%, 05/01/2017	746,834	734,698
Citigroup, Inc., 6.500%, 08/19/2013	75,000	82,920
Citigroup, Inc., 8.125%, 07/15/2039	65,000	82,370
Clayton Williams Energy, Inc., 7.750%, 08/01/2013	328,000	329,640
CMS Energy Corp., 8.750%, 06/15/2019	5,000	5,995
Coffeyville Resources LLC, 10.875%, 04/01/2017 (b)	95,000	100,700
Corn Products International, Inc., 4.625%, 11/01/2020	75,000	76,876
Corning, Inc., 6.625%, 05/15/2019	60,000	72,764
Cox Communications, Inc., 6.750%, 03/15/2011	45,000	46,204
Crane Co., 6.550%, 11/15/2036	60,000	65,454
Cricket Communications, Inc., 9.375%, 11/01/2014	781,000	812,240
Del Monte Corp., 7.500%, 10/15/2019	100,000	108,375
Embarq Corp., 7.995%, 06/01/2036	205,000	218,576
Energy Transfer Partners, L.P., 6.625%, 10/15/2036	15,000	16,258
Energy Transfer Partners, L.P., 7.500%, 07/01/2038	20,000	23,675
ERAC USA Finance Co., 5.250%, 10/01/2020 (b)	105,000	112,369
Equifax, Inc., 7.000%, 07/01/2037	35,000	39,820
Equinix, Inc., 8.125%, 03/01/2018	105,000	112,613
Expedia, Inc., 5.950%, 08/15/2020 (b)	65,000	66,056
Fidelity National Information Services, Inc., 7.625%, 07/15/2017 (b)	95,000	101,888
Fidelity National Information Services, Inc., 7.875%, 07/15/2020 (b)	20,000	21,650
Fiserv, Inc., 3.125%, 10/01/2015	100,000	101,616
Fiserv, Inc., 6.125%, 11/20/2012	60,000	65,510
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	125,000	134,200
Ford Motor Credit Co. LLC, 7.000%, 04/15/2015	105,000	112,310
Frontier Communications Corp., 7.875%, 04/15/2015	60,000	65,100
Frontier Communications Corp., 7.875%, 01/15/2027	80,000	81,200
Frontier Communications Corp., 8.250%, 04/15/2017	20,000	21,975
GATX Corp., 4.750%, 05/15/2015	65,000	69,570
General Electric Capital Corp., 6.150%, 08/07/2037	165,000	173,374
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	143,125
GMAC, Inc., 6.000%, 12/15/2011 (b)	18,000	18,563
GMAC, Inc., 6.625%, 05/15/2012 (b)	75,000	78,375
GMAC, Inc., 8.000%, 11/01/2031	853,000	900,071
GMAC, Inc., 8.000%, 11/01/2031 (b)	55,000	59,263
GMAC, Inc., 8.300%, 02/12/2015 (b)	80,000	87,400
Goldman Sachs Group, Inc. / The, 6.750%, 10/01/2037	95,000	99,057
Hanesbrands, Inc., 8.000%, 12/15/2016	75,000	79,594
Harrahs Operating Co. Inc., 11.250%, 06/01/2017	793,000	872,300
HCA, Inc., 7.250%, 09/15/2020	85,000	91,375
HCA, Inc., 7.500%, 12/15/2023	25,000	23,625
HCA, Inc., 9.125%, 11/15/2014	35,000	36,969
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	43,271
International Lease Finance Corp., 5.300%, 05/01/2012	5,000	5,038
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	5,031
International Lease Finance Corp., 5.625%, 09/20/2013	944,000	931,020

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
September 30, 2010
(Unaudited)

	Principal
Corporate Bonds - 54.58% - continued	Amount	Value

International Lease Finance Corp., 5.650%, 06/01/2014	$ 60,000	$ 58,500
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	15,150
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (b)	35,000	37,800
Jabil Circuit, Inc., 7.750%, 07/15/2016	30,000	33,038
JPMorgan Chase & Co., 6.000%, 01/15/2018	20,000	22,874
K. Hovnanian Enterprise, 10.625%, 10/15/2016	847,000	852,294
Lamar Media Corp., 7.875%, 04/15/2018	15,000	15,825
LBI Escrow Corp., 8.000%, 11/01/2017 (b)	100,000	109,500
Lear Corp., 7.875%, 03/15/2018	40,000	42,600
Level 3 Financing, Inc., 9.250%, 11/01/2014	918,000	867,510
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	40,457
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	123,571
MGM Resorts International, 7.625%, 01/15/2017	1,031,000	873,772
Morgan Stanley, 6.625%, 04/01/2018	70,000	77,722
Morgan Stanley, 6.750%, 04/15/2011	10,000	10,301
Motiva Enterprises LLC, 6.850%, 01/15/2040 (b)	55,000	66,149
Motorola, Inc., 6.500%, 09/01/2025	10,000	10,909
Motorola, Inc., 6.500%, 11/15/2028	20,000	21,293
Motorola, Inc., 6.625%, 11/15/2037	20,000	21,457
Motorola, Inc., 7.500%, 05/15/2025	15,000	17,830
Mylan, Inc., 7.875%, 07/15/2020 (b)	40,000	43,050
National Semiconductor Corp., 3.950%, 04/15/2015	85,000	89,258
Omnicare, Inc., 7.750%, 06/01/2020	40,000	41,100
Oneok Partners, L.P., 8.625%, 03/01/2019	40,000	51,955
Oshkosh Corp., 8.250%, 03/01/2017	20,000	21,600
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	40,403
Pan American Energy LLC, 7.875%, 05/07/2021 (b)	115,000	120,463
Parker Drilling Co., 9.125%, 04/01/2018	90,000	91,800
Qwest Corp., 8.875%, 03/15/2012	40,000	44,000
Range Resources Corp., 6.750%, 08/01/2020	60,000	62,700
Reynolds American, Inc., 7.250%, 06/15/2037	95,000	100,037
RPM International, Inc., 6.125%, 10/15/2019	60,000	65,332
Rowan Companies, Inc., 5.000%, 09/01/2017	65,000	67,250
SLM Corp., 5.000%, 10/01/2013	50,000	49,033
SLM Corp., 5.375%, 05/15/2014	10,000	9,739
SLM Corp., 8.450%, 06/15/2018	50,000	50,574
Smithfield Foods, Inc., 10.000%, 07/15/2014 (b)	65,000	75,075
Southern Natural Gas Co., 7.350%, 02/15/2031	20,000	22,518
Sprint Capital Corp., 6.875%, 11/15/2028	165,000	151,800
Sprint Capital Corp., 8.750%, 03/15/2032	869,000	916,795
Standard Pacific Corp., 10.750%, 09/15/2016	373,000	408,435
Time Warner Cable, Inc., 6.500%, 11/15/2036	60,000	67,510
Time Warner Cable, Inc., 8.250%, 04/01/2019	50,000	64,658
Timken Co., 6.000%, 09/15/2014	45,000	50,081
TreeHouse Foods, Inc., 7.750%, 03/01/2018	10,000	10,775
Trump Entertainment Resorts, 8.500%, 06/01/2015 (c)	372	-
US Steel Corp., 6.650%, 06/01/2037	40,000	35,700
US Steel Corp., 7.375%, 04/01/2020	30,000	31,425
USG Corp., 6.300%, 11/15/2016	55,000	47,988
Valeant Pharmaceuticals International, 6.750%, 10/01/2017 (b)	25,000	25,563
Valeant Pharmaceuticals International, 7.625%, 03/15/2020 (b)	110,000	140,250
Williams Companies Inc. / The, 7.500%, 01/15/2031	20,000	22,691
Williams Companies Inc. / The, 7.750%, 06/15/2031	15,000	17,184
Willis North America, Inc., 6.200%, 03/28/2017	30,000	32,010
Willis North America, Inc., 7.000%, 09/29/2019	10,000	11,011
Windstream Corp., 8.125%, 09/01/2018 (b)	25,000	26,000

TOTAL CORPORATE BONDS (Cost $18,992,915)		19,019,971

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
September 30, 2010
(Unaudited)

Convertible Corporate Bonds - 9.22%	Principal Amount	Value

Affymetrix, Inc., 3.500%, 01/15/2038	$892,000	$840,710
Energy Conversion Devices, Inc., 3.000%, 06/15/2013	1,340,000	938,000
Global Industries Ltd., 2.750%, 08/01/2027	771,000	546,446
JA Solar Holdings Co., Ltd., 4.500%, 05/15/2013 (d)	624,000	592,800
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	342,000	294,120

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,717,710)		3,212,076

Foreign Bonds - Denominated in U.S. Dollars - 7.17%

ArcelorMittal. 7.000%, 10/15/2039	75,000	76,858
ArcelorMittal, 9.850%, 06/01/2019	35,000	45,055
Axtel Sab De CV, 9.000%, 09/22/2019 (b)	110,000	102,025
Bombardier, Inc., 7.500%, 03/15/2018 (b)	65,000	70,200
BP Capital Markets, Plc., 4.500%, 10/01/2020	170,000	174,193
Celulosa Arauco Constitution, 5.000%, 01/21/2021 (b)	55,000	55,940
Dubai Electricity & Water Authority, 8.500%, 04/22/2015 (b)	100,000	107,853
Enersis SA, 7.375%, 01/15/2014	40,000	45,319
HKCG Finance LTD, 6.250%, 08/07/2018 (b)	100,000	120,669
Holcim Capital Corp., 6.875%, 09/29/2039 (b)	100,000	111,611
Inmarsat Finance PLC, 7.375%, 12/01/2017 (b)	100,000	105,000
Lloyds TSB Bank Plc., 4.375%, 01/12/2015	125,000	128,139
Myriad International Holding BV, 6.375%, 07/28/2017 (b)	100,000	104,060
Petrobras International Finance Co., 6.875%, 01/20/2040	105,000	120,723
Qtel International Finance, Ltd., 7.875%, 06/10/2019 (b)	100,000	121,397
Royal Bank of Scotland PLC, 4.875%, 03/16/2015	160,000	168,499
Royal Caribbean Cruises, 11.875%, 07/15/2015	45,000	54,787
Taqa Abu Dhabi National Energy Co., 6.250%, 09/16/2019 (b)	100,000	106,571
Telecom Italia Capital, 7.200%, 07/18/2036	120,000	129,427
Telemar Norte Leste SA, 9.500%, 04/23/2019 (b)	129,000	131,257
Transalta Corp., 4.750%, 01/15/2015	65,000	70,588
Transalta Corp., 6.500%, 03/15/2040	55,000	59,883
Transocean, Inc., 4.950%, 11/15/2015	175,000	182,182
True Move Co., Ltd., 10.750%, 12/16/2013 (b)	100,000	106,750

TOTAL FOREIGN BONDS - DENOMINATED IN US DOLLARS (Cost $1,733,493)		2,498,986

Foreign Bonds - 2.00%

Canadian Government Bond, 2.000%, 09/01/2012	175,000	172,617
Mexican Development Bonds, 7.750%, 12/14/2017	4,000,000	352,624
New Zealand Government Bond, 6.000%, 12/15/2017	215,000	170,276

TOTAL FOREIGN BONDS (Cost $637,488)		695,517

Mortgage-Backed Securities - 10.79%

Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 02/10/2051	130,000	136,366
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 02/11/2044	25,000	25,774
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	40,000	41,736
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	60,000	62,300
Commercial Mortgage Pass-Through Certification, Series 2006-C7, Class A4, 5.768%, 06/10/2046 (a)	50,000	55,476
Credit Suisse Mortgage Capital Certificate, Series 2007-C5, Class A4, 5.695%, 09/15/2040 (a)	100,000	100,457
Fannie Mae, Pool #745147, 4.500%, 12/01/2035	103,721	108,972
Fannie Mae, Pool #935537, 4.500%, 08/01/2039	42,837	44,671
Fannie Mae, Pool #AA1257, 4.500%, 12/01/2035	108,211	113,690
Fannie Mae, Pool #AD7776, 4.500%, 08/01/2040	64,527	67,290
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	59,996	63,665
Fannie Mae, Pool #745275, 5.000%, 02/01/2036	160,250	169,423
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	62,895	66,266
Fannie Mae, Pool #AA4936, 5.000%, 03/01/2039	111,488	117,452
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	73,684	79,369
Fannie Mae, Pool #933795, 5.500%, 05/01/2038	71,810	76,411
Fannie Mae, Pool #995937, 5.500%, 06/01/2039	154,665	164,897
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	72,552	79,212
Fannie Mae, Pool #994459, 6.000%, 11/01/2038	56,515	60,749
Fannie Mae, Pool #970958, 6.000%, 01/01/2039	56,469	61,118
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	48,887	53,548
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	189,028	198,745
Freddie Mac, Pool #G05926, 5.000%, 07/01/2040	74,556	78,382
Freddie Mac, Pool #A93473, 5.000%, 08/01/2040	158,688	166,830
Freddie Mac, Pool #G04222, 5.500%, 04/01/2038	153,940	163,420
Freddie Mac, Pool #G04337, 5.500%, 04/01/2038	66,721	70,830
Ginnie Mae, Pool #658297, 5.500%, 02/15/2037	111,205	119,766
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	22,475	24,198

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
September 30, 2010
(Unaudited)

Mortgage-Backed Securities - 10.79% - continued	Principal Amount	Value

Ginnie Mae, Pool #701544, 5.500%, 01/15/2039	$68,196	$73,424
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	111,398	121,273
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039	45,000	47,519
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	120,000	128,027
JP Morgan Chase Commercial Mortgage, Series 2006-LDP7, Class A4, 5.872%, 04/15/2045 (a)	155,000	172,075
JP Morgan Chase Commercial Mortgage, Series 2007-CB18, Class A4, 5.440%, 06/12/2047	25,000	26,252
JP Morgan Chase Commercial Mortgage, Series 2007-LDPX, Class A3, 5.420%, 01/15/2049	100,000	104,237
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030	100,000	102,479
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.881%, 06/15/2038 (a)	50,000	55,172
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039	50,000	54,480
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	50,000	53,644
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.649%, 06/11/2042 (a)	110,000	122,201
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	120,000	129,428

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,415,149)		3,761,224

U.S Government Securities - 7.93%

U.S. Treasury Note, 0.375%, 09/30/2012	190,000	189,822
U.S. Treasury Note, 1.875%, 08/31/2017	545,000	544,744
U.S. Treasury Note, 3.125%, 01/31/2017	30,000	32,512
U.S. Treasury Note, 3.125%, 05/15/2019	110,000	116,901
U.S. Treasury Note, 3.500%, 05/15/2020	65,000	70,566
U.S. Treasury Note, 3.625%, 08/15/2019	550,000	604,914
U.S. Treasury Note, 4.375%, 05/15/2040	780,000	876,164
U.S. Treasury Note, 4.625%, 02/15/2017	280,000	329,175

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,651,453)		2,764,798

Preferred Stock - 0.07%	Shares

GMAC, Inc., 7.000%, 12/31/2011 (b)	27	24,772

TOTAL PREFERED STOCKS (Cost $6,750)		24,772

Money Market Securities - 6.24%

Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Shares, 0.28% (e)	1,639,399	1,639,399
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (e)	538,482	538,482

TOTAL MONEY MARKET SECURITIES (Cost $2,177,881)		2,177,881

TOTAL INVESTMENTS (Cost $32,970,150) - 99.87%		$34,806,117

Other assets less liabilities - 0.13%		44,928

TOTAL NET ASSETS - 100.00%		$34,774,187

(a) Variable Rate Security; the rate shown represents the rate at September 30, 2010.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(c) In default.
(d) Foreign convertible bond denominated in U.S. Dollars.
(e) Variable Rate Security; the money market rate shown represents the rate at September 30, 2010.

Tax Related
Unrealized appreciation		$2,874,020
Unrealized depreciation		(1,038,053)
Net unrealized appreciation		1,835,967

Aggregate cost of securities for income tax purposes		$32,970,150

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Related Notes to the Schedule of Investments
September 30, 2010
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, foreign common stocks, American Depositary Receipts, Global Depositary Receipts, preferred stocks, real estate investment trusts, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and are categorized in level 1.  Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
September 30, 2010
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible corporate bonds, asset-backed securities, 144A securities, collateralized mortgage obligations, mortgage-backed securities, U.S. government securities, foreign bonds and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
September 30, 2010
(Unaudited)

The following is a summary of the inputs used at September 30, 2010 in valuing the Diversified Equity Fund’s investments:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$50,703,827	$-	$-	$50,703,827

Exchange-Traded Funds	1,059,724	-	-	1,059,724

Real Estate Investment Trusts	837,288	-	-	837,288

Money Market Securities	347,368	-	-	347,368

Total	$52,948,207	$-	$-	$52,948,207
*Refer to the Schedule of Investments for industry classifications.

3 to 1 Funds
Related Notes to the Schedule of Investments - continued
September 30, 2010
(Unaudited)

The following is a summary of the inputs used at September 30, 2010 in valuing the Strategic Income Fund’s investments:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Asset-Backed Securities	$-	$95,865	$-	$95,865

Asset-Backed Securities - 144A	-	555,027	-	555,027

Corporate Bonds	-	17,480,821	-	17,480,821

Corporate Bonds - 144A Securities	-	1,539,150	-	1,539,150

Convertible Corporate Bonds	-	3,212,076	-	3,212,076

Foreign Bonds Denominated in US Dollars	-	1,255,653	-	1,255,653

Foreign Bonds Denominated in US Dollars - 144A Securities	-	1,243,333	-	1,243,333

Foreign Bonds	-	695,517	-	695,517

Mortgage-Backed Securities	-	3,761,224	-	3,761,224

US Government Securities	-	2,764,798	-	2,764,798

Preferred Stock	24,772	-	-	24,772

Money Market Securities	2,177,881	-	-	2,177,881

Total	$2,202,653	$32,603,464	$-	$34,806,117
*Refer to the Schedule of Investments for industry classifications.

 The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Crawford Dividend Growth Fund
Schedule of Investments
September 30, 2010
(Unaudited)

Common Stocks - 98.59%	Shares	Value

Accident & Health Insurance - 2.90%
PartnerRe Ltd.	24,725	$1,982,451

Beverages - 2.97%
PepsiCo, Inc.	30,575	2,031,403

Computer & Office Equipment - 2.85%
International Business Machines Corp. (IBM)	14,500	1,945,030

Crude Petroleum & Natural Gas - 2.98%
QEP Resources, Inc.	42,750	1,288,485
Questar Corp.	42,750	749,407
		2,037,892

Drilling Oil & Gas Wells - 1.88%
Helmerich & Payne, Inc.	31,800	1,286,628

Footwear (No Rubber) - 2.91%
Wolverine World Wide, Inc.	68,625	1,990,811

General Industrial Machinery & Equipment - 3.05%
Illinois Tool Works, Inc.	44,275	2,081,810

Insurance Agents Brokers & Services - 3.06%
Brown & Brown, Inc.	103,700	2,093,703

Investment Advice - 3.06%
Federated Investors, Inc. - Class B	91,750	2,088,230

Miscellaneous Food Preparations & Kindred Products - 2.95%
McCormick & Co., Inc.	48,000	2,017,920

National Commercial Banks - 2.90%
Cullen/Frost Bankers, Inc.	36,825	1,983,763

Oil & Gas Field Machinery & Equipment - 3.11%
Baker Hughes, Inc.	49,950	2,127,870

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.87%
Valspar Corp. / The	61,650	1,963,552

Petroleum Refining - 7.99%
Chevron Corp.	25,525	2,068,801
Exxon Mobil Corp.	32,525	2,009,720
Holly Corp.	48,200	1,385,750
		5,464,271
Pharmaceutical Preparations - 11.72%
Eli Lilly & Co.	53,575	1,957,095
Johnson & Johnson	32,225	1,996,661
Merck & Co., Inc.	53,575	1,972,096
Teva Pharmaceutical Industries Ltd. (a)	39,475	2,082,306
		8,008,158

Retail - Lumber & Other Building Materials Dealers - 3.10%
Lowe's Companies, Inc.	94,925	2,115,878

Savings Institutions, Not Federally Chartered - 2.88%
Hudson City Bancorp, Inc.	160,725	1,970,488

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.90%
T. Rowe Price Group, Inc.	39,625	1,983,826

Security Brokers, Dealers & Flotation Companies - 2.76%
Charles Schwab Corp. / The	135,600	1,884,840

Semiconductors & Related Devices - 5.76%
Intel Corp.	101,325	1,948,480
Linear Technology Corp.	64,750	1,989,768
		3,938,248

Services - Engineering, Accounting, Research, Management - 3.05%
Paychex, Inc.	75,900	2,086,491

See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments
September 30, 2010
(Unaudited)

Common Stocks - 98.59% - continued	Shares	Value

Ship & Boat Building & Repairing - 2.89%
General Dynamics Corp.	31,400	$1,972,234

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.91%
Procter & Gamble Company / The	33,175	1,989,505

Surgical & Medical Instruments & Apparatus - 3.05%
Stryker Corp.	41,650	2,084,583

Telephone Communications - 3.25%
AT&T, Inc.	77,575	2,218,645

Trucking & Courier Services (No Air) - 3.07%
United Parcel Service, Inc. - Class B	31,425	2,095,733

Wholesale - Durable Goods - 2.81%
W.W. Grainger, Inc.	16,100	1,917,671

Wholesale - Motor Vehicle Supplies & New Parts - 2.96%
Genuine Parts Co.	45,350	2,022,157

TOTAL COMMON STOCKS (Cost $62,353,517)		67,383,791

Money Market Securities - 1.95%
Federated Prime Obligations Fund, 0.21% (b)	1,335,361	1,335,361

TOTAL MONEY MARKET SECURITIES (Cost $1,335,361)		1,335,361

TOTAL INVESTMENTS (Cost $63,688,878) - 100.54%		$68,719,152

Liabilities in excess of other assets - (0.54)%		(368,775)

TOTAL NET ASSETS - 100.00%		$68,350,377

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at September 30, 2010

Tax Related
Unrealized appreciation	$6,659,330
Unrealized depreciation	(1,629,056)
Net unrealized appreciation	$5,030,274

Aggregate cost of securities for income tax purposes	$63,688,878

See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Notes to the Schedule of Investments
September 30, 2010
(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Crawford Dividend Growth Fund
Notes to the Schedule of Investments - continued
September 30, 2010
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at September 30, 2010, in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$67,383,791	$-	$-	$67,383,791

Money Market Securities	1,335,361	-	-	1,335,361

Total	$68,719,152	$-	$-	$68,719,152

     *Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 18, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Unified Series Trust

By  /s/ Melissa K. Gallagher
      Melissa K. Gallagher, President

Date           11/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Melissa K. Gallagher
      Melissa K. Gallagher, President

Date           11/19/10

By    /s/ Christopher E. Kashmerick
        Christopher E. Kashmerick, Treasurer
Date              11/18/10